Long-Term Loan	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings [Abstract]
LONG-TERM LOAN

NOTE 11 – LONG-TERM LOAN

As of December 31, 2022, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		500,000	72,493	2022.10.06	2024.09.23	7.27%
WeBank Shenzhen		400,120	58,012	2022.10.23	2024.10.23	6.55%
WeBank Shenzhen		600,180	87,018	2022.12.30	2024.12.23	7.13%
Minsheng Bank		30,000,000	4,349,591	2021.04.12	2023.04.08	4.70%
Subtotal		31,500,300	4,567,114
Current portion of long-term loans		(30,000,000)	(4,349,591)
Total	RMB	1,500,300	$217,523

As of December 31, 2021, the long-term loan included only the two-year loan issued by Minsheng Bank in the amount of $4,707,655, and the difference compared to December 31, 2022 was due to the difference in exchange rates. This loan was secured by the leased property from Ailefu, which is disclosed in Note 9 - Leases.

For the fiscal years ended December 31, 2022 and 2021, interest expenses on long-term loan amounted to $212,451 and $153,611.